SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS.
SHORT-TERM BORROWINGS

NOTE H — SHORT-TERM BORROWINGS

A summary of short-term borrowings follows:

	December 31,
	2011	2010

Short-term Federal Home Loan Bank advances	$—	$5,000,000

The Bank borrowed $5,000,000 from the Federal Home Loan Bank of Atlanta (“FHLB”) on December 31, 2010 for four days at an interest rate of .47%.  Approximately $8,390,000 of our first mortgage residential loans were pledged to secure these borrowings.

The Bank has available credit facilities for short-term borrowings from the Federal Home Loan Bank under that bank’s letter dated August 20, 1999 and from the Federal Reserve Bank as described in Note I.